Schedule of changes in the provision for obsolescence (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Inventories
Balances at the beginning of the year	R$ (12,862)	R$ (14,302)
Additions	(687)	(702)
Write-offs	7,373	2,142
Balances at the end of the year	R$ (6,176)	R$ (12,862)